Short-term debt (Tables)	6 Months Ended
Jun. 30, 2022
Short-term debt.
Schedule of short-term debt

Short-term debt

in € THOUS

	June 30,	December 31,
	2022	2021
Commercial paper program	1,005,131	715,153
Borrowings under lines of credit	385,853	463,091
Other	82	109
Short-term debt from unrelated parties	1,391,066	1,178,353
Short-term debt from related parties (see note 3 c)	23,000	77,500
Short-term debt	1,414,066	1,255,853